Accounts payable and accrued expenses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts payable and accrued expenses
Suppliers	$ 46,266	$ 27,790
Taxes payable, other than income taxes	18,118	1,781
Professional fees	12,143	971
Accrued interest	5,106	4,275
Performance and sale bonuses	2,332	2,309
Guarantee deposits and customer advances	1,880	2,395
Programming provisions	1,887	1,707
Sundry creditors	1,290	1,684
Total	$ 89,022	$ 42,912